LEASE LIABILITY (Narrative) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Lease liabilities [abstract]
Interest expense recognized on lease liability	$ 33,450	$ 54,311